Financial Information as per operating segments (Details 11) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Other income		$ 11,808,439	$ 19,295,892		$ 22,584,710
Net sales		2,484,712,280	1,857,593,678		1,822,540,697
Cost of sales		(1,291,559,797)	(984,035,922)		(908,318,190)
Gross margin		1,193,152,483	873,557,756		914,222,507
MSD&A		(882,177,381)	(704,790,245)		(704,571,238)
Equity and income of associates and joint ventures		226,026	(8,437,209)		(16,431,759)
Gains (losses) on exchange differences		(10,149,345)	2,551,823		(9,054,155)
Other gains (losses)		9,590,450	(11,410,085)		3,156,799
Income before taxes		301,680,454	143,603,276		185,621,574
Tax income (expense)		(82,629,773)	(35,408,420)		(39,975,914)
Net income for year		219,050,681	108,194,856		145,645,660
Non-controlling interests		19,887,950	12,042,584		15,503,968
Depreciation and amortization		124,116,739	109,813,976		105,020,934
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		2,441,788,459	1,822,595,086		1,789,547,058
Other income		42,923,821	34,998,592		32,993,639
Net sales		$ 2,484,712,280	$ 1,857,593,678		$ 1,822,540,697
Change %		33.80%	1.90%		0.00%
Cost of sales		$ (1,291,559,797)	$ (984,035,922)		$ (908,318,190)
% of Net sales		52.00%	53.00%		49.80%
Gross margin		$ 1,193,152,483	$ 873,557,756		$ 914,222,507
% of Net sales		48.00%	47.00%		50.20%
MSD&A	[1]	$ (882,177,381)	$ (704,790,245)		$ (704,571,238)
% of Net sales		35.50%	37.90%		38.70%
Other operating income (expenses)		$ 9,905,747	$ 17,823,354		$ 21,156,983
Adjusted operating result		$ 320,880,849	$ 186,590,865		$ 230,808,252
Change %		72.00%	(19.20%)		0.00%
% of Net sales		12.90%	10.00%		12.70%
Net financial expense		$ (21,396,824)	$ (25,262,920)		$ (14,602,562)
Equity and income of associates and joint ventures		226,026	(8,437,209)		(16,431,759)
Gains (losses) on exchange differences		(10,149,345)	2,551,823		(9,054,155)
Results as per adjustment units		2,529,298	(429,198)		(8,255,001)
Other gains (losses)		9,590,450	(11,410,085)		3,156,799
Income before taxes		301,680,454	143,603,276		185,621,574
Tax income (expense)		(82,629,773)	(35,408,420)		(39,975,914)
Net income for year		219,050,681	108,194,856		145,645,660
Non-controlling interests		19,887,950	12,042,584		15,503,968
Net income attributable to equity holders of the parent		199,162,731	96,152,272		130,141,692
Depreciation and amortization		124,116,739	109,813,976		105,020,934
ORBDA		$ 444,997,588	$ 296,404,841	[2]	$ 335,829,186	[2]
Change %		50.10%	(11.70%)		0.00%
% of Net sales		17.90%	16.00%		18.40%

[1]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[2]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).